Fair Value Measurement	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurement
Fair value measurement

Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. A three-level hierarchy for fair value measurements is utilized based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. BNY Mellon’s own creditworthiness is considered when valuing liabilities.

Fair value focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The objective is to determine from weighted indicators of fair value a reasonable point within the range that is most representative of fair value under current market conditions.

Determination of fair value

Following is a description of our valuation methodologies for assets and liabilities measured at fair value. We have established processes for determining fair values. Fair value is based upon quoted market prices in active markets, where available. For financial instruments where quotes from recent exchange transactions are not available, we determine fair value based on discounted cash flow analysis, comparison to similar instruments, and the use of financial models. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Model-based pricing uses inputs of observable prices, where available, for interest rates, foreign exchange rates, option volatilities and other factors. Models are benchmarked and validated by an independent internal risk management function. Our valuation process takes into consideration factors such as counterparty credit quality, liquidity, concentration concerns, and observability of model parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.
Most derivative contracts are valued using internally developed models which are calibrated to observable market data and employ standard market pricing theory for their valuations. An initial “risk-neutral” valuation is performed on each position assuming time-discounting based on an AA credit curve. Then, to arrive at a fair value that incorporates counter-party credit risk, a credit adjustment is made to these results by discounting each trade’s expected exposures to the counterparty using the counterparty’s credit spreads, as implied by the credit default swap market. We also adjust expected liabilities to the counterparty using BNY Mellon’s own credit spreads, as implied by the credit default swap market. Accordingly, the valuation of our derivative position is sensitive to the current changes in our own credit spreads as well as those of our counterparties.

In certain cases, recent prices may not be observable for instruments that trade in inactive or less active markets. Upon evaluating the uncertainty in valuing financial instruments subject to liquidity issues, we make an adjustment to their value. The determination of the liquidity adjustment includes the availability of external quotes, the time since the latest available quote and the price volatility of the instrument.

Certain parameters in some financial models are not directly observable and, therefore, are based on management’s estimates and judgments. These financial instruments are normally traded less actively. We apply valuation adjustments to mitigate the possibility of error and revision in the model based estimate value. Examples include products where parameters such as correlation and recovery rates are unobservable.

The methods described above for instruments that trade in inactive or less active markets may produce a current fair value calculation that may not be indicative of net realizable value or reflective of future fair values. We believe our methods of determining fair value are appropriate and consistent with other market participants. However, the use of different methodologies or different assumptions to value certain financial instruments could result in a different estimate of fair value.

Valuation hierarchy

A three-level valuation hierarchy is used for disclosure of fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are described below.

Level 1: Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets and liabilities include debt and equity securities, derivative financial instruments actively traded on exchanges and U.S. Treasury securities that are actively traded in highly liquid over-the-counter markets.

Level 2: Observable inputs other than Level 1 prices, for example, quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs that are observable or can be corroborated, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 assets and liabilities include debt instruments that are traded less frequently than exchange-traded securities and derivative instruments whose model inputs are observable in the market or can be corroborated by market-observable data. Examples in this category are agency and non-agency mortgage-backed securities, corporate debt securities and over-the-counter derivative contracts.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement. Examples in this category include certain private equity investments, derivative contracts that are highly structured or long-dated, and interests in certain securitized financial assets.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted prices are available in an active market, we classify the securities within Level 1 of the valuation hierarchy. Securities include both long and short positions. Level 1 securities include highly liquid government bonds, money market funds, foreign covered bonds and exchange-traded equities.

If quoted market prices are not available, we estimate fair values using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include agency and non-agency mortgage-backed securities, state and political subdivisions, commercial mortgage-backed securities, sovereign debt, corporate bonds and foreign covered bonds.

For securities where quotes from recent transactions are not available for identical securities, we determine fair value primarily based on pricing sources with reasonable levels of price transparency that employ financial models or obtain comparison to similar instruments to arrive at “consensus” prices.

Specifically, the pricing sources obtain recent transactions for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2. Pricing sources discontinue pricing any specific security whenever they determine there is insufficient observable data to provide a good faith opinion on price.

In addition, we have significant investments in more actively traded agency RMBS and other types of securities such as sovereign debt. The pricing sources derive the prices for these securities largely from quotes they obtain from three major inter-dealer brokers. The pricing sources receive their daily observed trade price and other information feeds from the inter-dealer brokers.

For securities with bond insurance, the financial strength of the insurance provider is analyzed and that information is included in the fair value assessment for such securities.

In certain cases where there is limited activity or less transparency around inputs to the valuation, we classify those securities in Level 3 of the valuation hierarchy. Securities classified within Level 3 primarily include securities of state and political subdivisions and distressed debt securities.

At Dec. 31, 2014, more than 99% of our securities were valued by pricing sources with reasonable levels of price transparency. Less than 1% of our securities were priced based on economic models and non-binding dealer quotes, and are included in Level 3 of the valuation hierarchy.

Consolidated collateralized loan obligations

BNY Mellon values assets in consolidated CLOs using observable market prices observed from the secondary loan market. The returns to the note holders are solely dependent on the assets and accordingly equal the value of those assets. Based on the structure of the CLOs, the valuation of the assets is attributable to the note holders. Changes in the values of assets and liabilities are reflected in the income statement as investment and other income and interest of investment management fund note holders, respectively. Consolidated CLOs are generally classified within Level 2 of the valuation hierarchy.

Derivatives

We classify exchange-traded derivatives valued using quoted prices in Level 1 of the valuation hierarchy. Examples include exchange-traded equity and foreign exchange options. Since few other classes of derivative contracts are listed on an exchange, most of our derivative positions are valued using internally developed models that use as their basis readily observable market parameters, and we classify them in Level 2 of the valuation hierarchy. Such derivatives include swaps and options, foreign exchange spot and forward contracts and credit default swaps.

Derivatives valued using models with significant unobservable market parameters in markets that lack two-way flow are classified in Level 3 of the valuation hierarchy. Examples include long-dated interest rate or currency swaps and options, where parameters may be unobservable for longer maturities; and certain products, where correlation risk is unobservable. The fair value of these derivatives composes less than 1% of our derivative financial instruments. Additional disclosures of derivative instruments are provided in Note 23 of the Notes to Consolidated Financial Statements.

Loans and unfunded lending-related commitments

Where quoted market prices are not available, we generally base the fair value of loans and unfunded lending-related commitments on observable market prices of similar instruments, including bonds, credit derivatives and loans with similar characteristics. If observable market prices are not available, we base the fair value on estimated cash flows adjusted for credit risk which are discounted using an interest rate appropriate for the maturity of the applicable loans or the unfunded lending-related commitments.

Unrealized gains and losses, if any, on unfunded lending-related commitments carried at fair value are classified in other assets and other liabilities, respectively. Loans and unfunded lending-related commitments carried at fair value are generally classified within Level 2 of the valuation hierarchy.

Seed capital

In our Investment Management business, we manage investment assets, including equities, fixed income, money market and alternative investment funds for institutions and other investors. As part of that activity, we make seed capital investments in certain funds. Seed capital is included in other assets. When applicable, we value seed capital based on the published NAV of the fund. We include funds in which ownership interests in the fund are publicly traded in an active market and institutional funds in which investors trade in and out daily in Level 1 of the valuation hierarchy. We include open-end funds where investors are allowed to sell their ownership interest back to the fund less frequently than daily and where our interest in the fund contains no other rights or obligations in Level 2 of the valuation hierarchy. However, we generally include investments in funds that allow investors to sell their ownership interest back to the fund less frequently than monthly in Level 3, unless actual redemption prices are observable.

For other types of investments in funds, we consider all of the rights and obligations inherent in our ownership interest, including the reported NAV as well as other factors that affect the fair value of our interest in the fund. To the extent the NAV measurements reported for the investments are based on unobservable inputs or include other rights and obligations (e.g., obligation to meet cash calls), we generally classify them in Level 3 of the valuation hierarchy.

Certain interests in securitizations

For certain interests in securitizations that are classified in securities available-for-sale, trading assets and long-term debt, we use discounted cash flow models, which generally include assumptions of projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and estimates of payments to third-party investors. When available, we compare our fair value estimates and assumptions to market activity and to the actual results of the securitized portfolio.

Private equity investments

Our Other segment includes holdings of nonpublic private equity investments through funds managed by third-party investment managers. We value private equity investments initially based upon the transaction price, which we subsequently adjust to reflect expected exit values as evidenced by financing and sale transactions with third parties or through ongoing reviews by the investment managers.
Private equity investments also include publicly held equity investments, generally obtained through the initial public offering of privately held equity investments. These equity investments are often held in a partnership structure. Publicly held investments are marked-to-market at the quoted public value less adjustments for regulatory or contractual sales restrictions or adjustments to reflect the difficulty in selling a partnership interest.

Discounts for restrictions are quantified by analyzing the length of the restriction period and the volatility of the equity security. Publicly held private equity investments are primarily classified in Level 2 of the valuation hierarchy.

The following tables present the financial instruments carried at fair value at Dec. 31, 2014 and Dec. 31, 2013, by caption on the consolidated balance sheet and by valuation hierarchy (as described above). We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us. There were no material transfers between Level 1 and Level 2 during 2014.

Assets measured at fair value on a recurring basis at Dec. 31, 2014
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Available-for-sale securities:
U.S. Treasury	$19,997	$—	$—	$—	$19,997
U.S. Government agencies	—	343	—	—	343
Sovereign debt	40	17,244	—	—	17,284
State and political subdivisions (b)	—	5,236	11	—	5,247
Agency RMBS	—	32,600	—	—	32,600
Non-agency RMBS	—	953	—	—	953
Other RMBS	—	1,551	—	—	1,551
Commercial MBS	—	1,959	—	—	1,959
Agency commercial MBS	—	3,132	—	—	3,132
Asset-backed CLOs	—	2,130	—	—	2,130
Other asset-backed securities	—	3,240	—	—	3,240
Equity securities	95	—	—	—	95
Money market funds (b)	763	—	—	—	763
Corporate bonds	—	1,785	—	—	1,785
Other debt securities	—	2,169	—	—	2,169
Foreign covered bonds	2,250	618	—	—	2,868
Non-agency RMBS (c)	—	2,214	—	—	2,214
Total available-for-sale securities	23,145	75,174	11	—	98,330
Trading assets:
Debt and equity instruments (b)	2,204	2,217	—	—	4,421
Derivative assets not designated as hedging:
Interest rate	7	17,137	6	(13,942)	3,208
Foreign exchange	—	6,280	—	(4,246)	2,034
Equity	96	278	3	(159)	218
Total derivative assets not designated as hedging	103	23,695	9	(18,347)	5,460
Total trading assets	2,307	25,912	9	(18,347)	9,881
Loans	—	21	—	—	21
Other assets:
Derivative assets designated as hedging:
Interest rate	—	477	—	—	477
Foreign exchange	—	374	—	—	374
Total derivative assets designated as hedging	—	851	—	—	851
Other assets (d)	250	745	70	—	1,065
Total other assets	250	1,596	70	—	1,916
Subtotal assets of operations at fair value	25,702	102,703	90	(18,347)	110,148
Percentage of assets prior to netting	20%	80%	—%
Assets of consolidated investment management funds:
Trading assets	100	8,578	—	—	8,678
Other assets	457	147	—	—	604
Total assets of consolidated investment management funds	557	8,725	—	—	9,282
Total assets	$26,259	$111,428	$90	$(18,347)	$119,430
Percentage of assets prior to netting	19%	81%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2014
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Trading liabilities:
Debt and equity instruments	$367	$294	$—	$—	$661
Derivative liabilities not designated as hedging:
Interest rate	3	17,645	6	(14,467)	3,187
Foreign exchange	—	6,367	—	(3,149)	3,218
Equity and other contracts	47	499	3	(181)	368
Total derivative liabilities not designated as hedging	50	24,511	9	(17,797)	6,773
Total trading liabilities	417	24,805	9	(17,797)	7,434
Long-term debt (b)	—	347	—	—	347
Other liabilities:
Derivative liabilities designated as hedging:
Interest rate	—	385	—	—	385
Foreign exchange	—	62	—	—	62
Total derivative liabilities designated as hedging	—	447	—	—	447
Other liabilities	4	—	—	—	4
Total other liabilities	4	447	—	—	451
Subtotal liabilities of operations at fair value	421	25,599	9	(17,797)	8,232
Percentage of liabilities prior to netting	2%	98%	—%
Liabilities of consolidated investment management funds:
Trading liabilities	—	7,660	—	—	7,660
Other liabilities	1	8	—	—	9
Total liabilities of consolidated investment management funds	1	7,668	—	—	7,669
Total liabilities	$422	$33,267	$9	$(17,797)	$15,901
Percentage of liabilities prior to netting	1%	99%	—%

(a)
ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities, and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.

(b)	Includes certain interests in securitizations.

(c)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(d)	Includes private equity investments and seed capital.

Assets measured at fair value on a recurring basis at Dec. 31, 2013
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Available-for-sale securities:
U.S. Treasury	$12,852	$—	$—	$—	$12,852
U.S. Government agencies	—	948	—	—	948
Sovereign debt	40	11,314	—	—	11,354
State and political subdivisions (b)	—	6,663	11	—	6,674
Agency RMBS	—	25,321	—	—	25,321
Non-agency RMBS	—	1,142	—	—	1,142
Other RMBS	—	2,285	—	—	2,285
Commercial MBS	—	2,357	—	—	2,357
Agency commercial MBS	—	1,789	—	—	1,789
Asset-backed CLOs	—	1,562	—	—	1,562
Other asset-backed securities	—	2,891	—	—	2,891
Equity securities	19	—	—	—	19
Money market funds (b)	938	—	—	—	938
Corporate bonds	—	1,815	—	—	1,815
Other debt securities	—	1,796	—	—	1,796
Foreign covered bonds	2,238	633	—	—	2,871
Non-agency RMBS (c)	—	2,695	—	—	2,695
Total available-for-sale securities	16,087	63,211	11	—	79,309
Trading assets:
Debt and equity instruments (b)	4,559	4,338	1	—	8,898
Derivative assets not designated as hedging:
Interest rate	4	14,702	6	(13,231)	1,481
Foreign exchange	—	3,609	1	(2,294)	1,316
Equity	274	395	15	(281)	403
Total derivative assets not designated as hedging	278	18,706	22	(15,806)	3,200
Total trading assets	4,837	23,044	23	(15,806)	12,098
Other assets:
Derivative assets designated as hedging:
Interest rate	—	1,206	—	—	1,206
Foreign exchange	—	76	—	—	76
Total derivative assets designated as hedging	—	1,282	—	—	1,282
Other assets (d)	148	193	105	—	446
Total other assets	148	1,475	105	—	1,728
Subtotal assets of operations at fair value	21,072	87,730	139	(15,806)	93,135
Percentage of assets prior to netting	19%	81%	—%
Assets of consolidated investment management funds:
Trading assets	61	10,336	—	—	10,397
Other assets	739	136	—	—	875
Total assets of consolidated investment management funds	800	10,472	—	—	11,272
Total assets	$21,872	$98,202	$139	$(15,806)	$104,407
Percentage of assets prior to netting	18%	82%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2013
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Trading liabilities:
Debt and equity instruments	$1,030	$585	$—	$—	$1,615
Derivative liabilities not designated as hedging:
Interest rate	3	15,178	31	(12,429)	2,783
Foreign exchange	—	3,536	—	(1,711)	1,825
Equity and other contracts	214	745	44	(281)	722
Total derivative liabilities not designated as hedging	217	19,459	75	(14,421)	5,330
Total trading liabilities	1,247	20,044	75	(14,421)	6,945
Long-term debt (b)	—	321	—	—	321
Other liabilities - derivative liabilities designated as hedging:
Interest rate	—	167	—	—	167
Foreign exchange	—	336	—	—	336
Total other liabilities - derivative liabilities designated as hedging	—	503	—	—	503
Subtotal liabilities of operations at fair value	1,247	20,868	75	(14,421)	7,769
Percentage of liabilities prior to netting	6%	94%	—%
Liabilities of consolidated investment management funds:
Trading liabilities	16	10,069	—	—	10,085
Other liabilities	—	46	—	—	46
Total liabilities of consolidated investment management funds	16	10,115	—	—	10,131
Total liabilities	$1,263	$30,983	$75	$(14,421)	$17,900
Percentage of liabilities prior to netting	4%	96%	—%

(a)
ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities, and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.

(b)	Includes certain interests in securitizations.

(c)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(d)	Includes private equity investments and seed capital.

Details of certain items measured at fair value on a recurring basis	Dec. 31, 2014					Dec. 31, 2013
	Total carrying value (a)	Ratings				Total carrying value (a)	Ratings
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollar amounts in millions)
Non-agency RMBS, originated in:
2007	$78	—%	—%	—%	100%	$90	—%	—%	41%	59%
2006	138	—	—	—	100	156	—	—	—	100
2005	284	—	21	19	60	330	—	24	16	60
2004 and earlier	453	3	5	27	65	566	3	6	30	61
Total non-agency RMBS	$953	1%	9%	19%	71%	$1,142	1%	10%	23%	66%
Commercial MBS - Domestic, originated in:
2009-2014	$639	83%	17%	—%	—%	$466	81%	19%	—%	—%
2008	19	100	—	—	—	22	59	41	—	—
2007	353	65	21	14	—	457	69	20	11	—
2006	599	83	17	—	—	683	84	16	—	—
2005	271	100	—	—	—	486	100	—	—	—
2004 and earlier	6	100	—	—	—	153	93	7	—	—
Total commercial MBS - Domestic	$1,887	82%	15%	3%	—%	$2,267	84%	14%	2%	—%
Foreign covered bonds:
Canada	$1,266	100%	—%	—%	—%	$851	100%	—%	—%	—%
United Kingdom	690	100	—	—	—	803	100	—	—	—
Netherlands	244	100	—	—	—	298	100	—	—	—
Other	668	100	—	—	—	919	100	—	—	—
Total foreign covered bonds	$2,868	100%	—%	—%	—%	$2,871	100%	—%	—%	—%
European floating rate notes - available-for-sale:
United Kingdom	$1,172	83%	17%	—%	—%	$1,668	79%	21%	—%	—%
Netherlands	296	100	—	—	—	434	100	—	—	—
Ireland	144	—	—	—	100	165	10	—	—	90
Italy	—	—	—	—	—	104	—	100	—	—
Other	25	99	1	—	—	42	89	5	—	6
Total European floating rate notes - available-for-sale	$1,637	79%	12%	—%	9%	$2,413	75%	19%	—%	6%
Sovereign debt:
United Kingdom	$5,076	100%	—%	—%	—%	$4,709	100%	—%	—%	—%
France	3,550	100	—	—	—	1,568	100	—	—	—
Spain	1,978	—	—	100	—	137	—	—	100	—
Netherlands	1,800	100	—	—	—	2,105	100	—	—	—
Germany	1,522	100	—	—	—	2,182	100	—	—	—
Italy	1,427	—	—	100	—	171	—	—	100	—
Ireland	672	—	—	100	—	—	—	—	—	—
Other	1,259	93	—	7	—	482	100	—	—	—
Total sovereign debt	$17,284	76%	—%	24%	—%	$11,354	97%	—%	3%	—%
Non-agency RMBS (b), originated in:
2007	$620	—%	—%	—%	100%	$812	—%	—%	—%	100%
2006	653	—	—	1	99	780	—	—	1	99
2005	727	—	3	1	96	854	—	3	—	97
2004 and earlier	214	—	4	7	89	249	—	4	16	80
Total non-agency RMBS (b)	$2,214	—%	1%	1%	98%	$2,695	—%	1%	2%	97%

(a)
At Dec. 31, 2014 and Dec. 31, 2013, foreign covered bonds and sovereign debt were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.

(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Changes in Level 3 fair value measurements

Our classification of a financial instrument in Level 3 of the valuation hierarchy is based on the significance of the unobservable factors to the overall fair value measurement. However, these instruments generally include other observable components that are actively quoted or validated to third-party sources; accordingly, the gains and losses in the table below include changes in fair value due to observable parameters as well as the unobservable parameters in our valuation methodologies. We also frequently manage the risks of Level 3 financial instruments using securities and derivatives positions that are Level 1 or 2 instruments which are not included in the table; accordingly, the gains or losses below do not reflect the effect of our risk management activities related to the Level 3 instruments.

The Company has a Level 3 Pricing Committee which evaluates the valuation techniques used in determining the fair value of Level 3 assets and liabilities.

The tables below include a roll forward of the balance sheet amounts for the years ended Dec. 31, 2014 and 2013 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2014
	Available-for-sale securities		Trading assets						Total assets
(in millions)	State and political subdivisions		Debt and equity instruments		Derivative assets	(a)	Other assets
Fair value at Dec. 31, 2013	$11		$1		$22		$105		$139
Transfers into Level 3	—		—		—		18		18
Transfers out of Level 3	—		—		(12)		—		(12)
Total gains or (losses) for the period:
Included in earnings (or changes in net assets)	—	(b)	—	(c)	12	(c)	(8)	(d)	4
Purchases, sales and settlements:
Purchases	—		—		—		16		16
Sales	—		—		—		(61)		(61)
Settlements	—		(1)		(13)		—		(14)
Fair value at Dec. 31, 2014	$11		$—		$9		$70		$90
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period			$—		$13		$—		$13

(a)	Derivative assets are reported on a gross basis.

(b)
Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).

(c)	Reported in foreign exchange and other trading revenue.

(d)	Reported in investment and other income.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2014
	Trading liabilities		Total liabilities
(in millions)	Derivative liabilities	(a)
Fair value at Dec. 31, 2013	$75		$75
Transfers out of Level 3	(39)		(39)
Total (gains) or losses for the period:
Included in earnings (or changes in net liabilities)	(14)	(b)	(14)
Purchases and settlements:
Purchases	3		3
Settlements	(16)		(16)
Fair value at Dec. 31, 2014	$9		$9
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	$9		$9

(a)	Derivative liabilities are reported on a gross basis.

(b)	Reported in foreign exchange and other trading revenue.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2013
	Available-for-sale securities		Trading assets							Assets of consolidated investment management funds
(in millions)	State and political subdivisions		Debt and equity instruments		Derivative assets	(a)	Other assets		Total assets of operations
Fair value at Dec. 31, 2012	$45		$48		$58		$120		$271	$44
Transfers out of Level 3	—		—		(19)		—		(19)	—
Total gains or (losses) for the period:
Included in earnings (or changes in net assets)	7	(b)	2	(c)	(17)	(c)	1	(d)	(7)	2	(e)
Purchases, sales and settlements:
Purchases	—		—		—		8		8	—
Sales	—		(49)		—		(24)		(73)	(46)
Settlements	(41)		—		—		—		(41)	—
Fair value at Dec. 31, 2013	$11		$1		$22		$105		$139	$—
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period			$—		$(12)		$—		$(12)	$—

(a)	Derivative assets are reported on a gross basis.

(b)
Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).

(c)	Reported in foreign exchange and other trading revenue.

(d)	Reported in investment and other income.

(e)	Reported in income from consolidated investment management funds.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2013
	Trading liabilities		Total liabilities
(in millions)	Derivative liabilities	(a)
Fair value at Dec. 31, 2012	$224		$224
Transfers out of Level 3	(17)		(17)
Total (gains) or losses for the period:
Included in earnings (or changes in net liabilities)	(125)	(b)	(125)
Settlements	(7)		(7)
Fair value at Dec. 31, 2013	$75		$75
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	$(29)		$(29)

(a)	Derivative liabilities are reported on a gross basis.

(b)	Reported in foreign exchange and other trading revenue.

Assets and liabilities measured at fair value on a nonrecurring basis

Under certain circumstances, we make adjustments to fair value our assets, liabilities and unfunded lending-related commitments although they are not measured at fair value on an ongoing basis. An example would be the recording of an impairment of an asset.

The following tables present the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy as of Dec. 31, 2014 and Dec. 31, 2013, for which a nonrecurring change in fair value has been recorded during the years ended Dec. 31, 2014 and Dec. 31, 2013.

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2014				Total carrying value
(in millions)	Level 1	Level 2	Level 3
Loans (a)	$—	$112	$2	$114
Other assets (b)	—	6	—	6
Total assets at fair value on a nonrecurring basis	$—	$118	$2	$120

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2013				Total carrying value
(in millions)	Level 1	Level 2	Level 3
Loans (a)	$—	$128	$9	$137
Other assets (b)	—	15	—	15
Total assets at fair value on a nonrecurring basis	$—	$143	$9	$152

(a)
During the years ended Dec. 31, 2014 and Dec. 31, 2013, the fair value of these loans decreased less than $6 million and $3 million, respectively, based on the fair value of the underlying collateral as allowed by ASC 310, Accounting by Creditors for Impairment of a loan, with an offset to the allowance for credit losses.

(b)	Includes other assets received in satisfaction of debt and loans held for sale. Loans held for sale are carried on the balance sheet at the lower of cost or fair value.
Level 3 unobservable inputs

The following tables present the unobservable inputs used in the valuation of assets and liabilities classified as Level 3 within the fair value hierarchy.

Quantitative information about Level 3 fair value measurements of assets
(dollars in millions)	Fair value at Dec. 31, 2014	Valuation techniques	Unobservable input	Range
Measured on a recurring basis:
Available-for-sale securities:
State and political subdivisions	$11	Discounted cash flow	Expected credit loss	2%
Trading assets:
Derivative assets:
Interest rate contracts:
Structured foreign exchange swaptions	6	Option pricing model (a)	Correlation risk	0%-25%
			Long-term foreign exchange volatility	15%-16%
Equity:
Equity options	3	Option pricing model (a)	Long-term equity volatility	23%-24%
Measured on a nonrecurring basis:
Loans	2	Discounted cash flows	Timing of sale	0-12 months
			Cap rate	8%
			Cost to complete/sell	0%-238%

Quantitative information about Level 3 fair value measurements of liabilities
(dollars in millions)	Fair value at Dec. 31, 2014	Valuation techniques	Unobservable input	Range
Measured on a recurring basis:
Trading liabilities:
Derivative liabilities:
Interest rate contracts:
Structured foreign exchange swaptions	$6	Option pricing model (a)	Correlation risk	0%-25%
			Long-term foreign exchange volatility	15%-16%
Equity:
Equity options	3	Option pricing model (a)	Long-term equity volatility	23%-24%

(a)	The option pricing model uses market inputs such as foreign currency exchange rates, interest rates and volatility to calculate the fair value of the option.
Estimated fair value of financial instruments

The carrying amounts of our financial instruments (i.e., monetary assets and liabilities) are determined under different accounting methods - see Note 1 of the Notes to Consolidated Financial Statements. The following disclosure discusses these instruments on a uniform fair value basis. However, active markets do not exist for a significant portion of these instruments. For financial instruments where quoted prices from identical assets and liabilities in active markets do not exist, we determine fair value based on discounted cash flow analysis and comparison to similar instruments. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Other judgments would result in different fair values. The fair value information supplements the basic financial statements and other traditional financial data presented throughout this report.

A summary of the practices used for determining fair value and the respective level in the valuation hierarchy for financial assets and liabilities not recorded at fair value follows.

Interest-bearing deposits with the Federal Reserve and other central banks and interest-bearing deposits with banks

The estimated fair value of interest-bearing deposits with the Federal Reserve and other central banks is equal to the book value as these interest-bearing deposits are generally considered cash equivalents. These instruments are classified as Level 2 within the valuation hierarchy. The estimated fair value of interest-bearing deposits with banks is generally determined using discounted cash flows and duration of the instrument to maturity. The primary inputs used to value these transactions are interest rates based on current LIBOR market rates and time to maturity. Interest-bearing deposits with banks are classified as Level 2 within the valuation hierarchy.

Federal funds sold and securities purchased under resale agreements

The estimated fair value of federal funds sold and securities purchased under resale agreements is based on inputs such as interest rates and tenors. Federal funds sold and securities purchased under resale agreements are classified as Level 2 within the valuation hierarchy.
Securities held-to-maturity

Where quoted prices are available in an active market for identical assets and liabilities, we classify the securities as Level 1 within the valuation hierarchy. Securities are defined as both long and short positions. Level 1 securities include U.S. Treasury securities.

If quoted market prices are not available for identical assets and liabilities, we estimate fair value using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified as Level 2 within the valuation hierarchy, include certain agency and non-agency mortgage-backed securities, commercial mortgage-backed securities and state and political subdivision securities. For securities where quotes from active markets are not available for identical securities, we determine fair value primarily based on pricing sources with reasonable levels of price transparency that employ financial models or obtain comparison to similar instruments to arrive at “consensus” prices.

Specifically, the pricing sources obtain active market prices for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2 within the valuation hierarchy.

Loans

For residential mortgage loans, fair value is estimated using discounted cash flow analysis, adjusting where appropriate for prepayment estimates, using interest rates currently being offered for loans with similar terms and maturities to borrowers. The estimated fair value of margin loans and overdrafts is equal to the book value due to the short-term nature of these assets. The estimated fair value of other types of loans, including our term loan program, is determined using discounted cash flows. Inputs include current LIBOR market rates adjusted for credit spreads. These loans are generally classified as Level 2 within the valuation hierarchy.

Other financial assets

Other financial assets include cash, the Federal Reserve Bank stock and accrued interest receivable. Cash is classified as Level 1 within the valuation hierarchy. The Federal Reserve Bank stock is not redeemable or transferable. The estimated fair value of the Federal Reserve Bank stock is based on the issue price and is classified as Level 2 within the valuation hierarchy. Accrued interest receivable is generally short-term. As a result, book value is considered to equal fair value. Accrued interest receivable is included as Level 2 within the valuation hierarchy.

Noninterest-bearing and interest-bearing deposits

Interest-bearing deposits are comprised of money market rate and demand deposits, savings deposits and time deposits. Except for time deposits, book value is considered to equal fair value for these deposits due to their short duration to maturity or payable on demand feature. The fair value of interest-bearing time deposits is determined using discounted cash flow analysis. Inputs primarily consist of current LIBOR market rates and time to maturity. For all noninterest-bearing deposits, book value is considered to equal fair value as a result of the short duration of the deposit. Interest-bearing and noninterest-bearing deposits are classified as Level 2 within the valuation hierarchy.

Federal funds purchased and securities sold under repurchase agreements

The estimated fair value of federal funds purchased and securities sold under repurchase agreements is based on inputs such as interest rates and tenors. Federal funds purchased and securities sold under repurchase agreements are classified as Level 2 within the valuation hierarchy.

Payables to customers and broker-dealers

The estimated fair value of payables to customers and broker-dealers is equal to the book value, due to the demand feature of the payables to customers and broker-dealers, and are classified as Level 2 within the valuation hierarchy.

Borrowings

Borrowings primarily consist of overdrafts of subcustodian account balances in our Investment Services businesses, commercial paper and accrued interest payable. The estimated fair value of overdrafts of subcustodian account balances in our Investment Services businesses is considered to equal book value as a result of the short duration of the overdrafts and is included as Level 2 within the valuation hierarchy. Overdrafts are typically repaid within two days. The estimated fair value of our commercial paper is based on discount and duration of the commercial paper. Our commercial paper matures within 397 days from date of issue and is not redeemable prior to maturity or subject to voluntary prepayment. Our commercial paper is included in Level 2 of the valuation hierarchy. Accrued interest payable is generally short-term. As a result, book value is considered to equal fair value. Accrued interest payable is included as Level 2 within the valuation hierarchy.

Long-term debt

The estimated fair value of long-term debt is based on current rates for instruments of the same remaining maturity or quoted market prices for the same or similar issues. Long-term debt is classified as Level 2 within the valuation hierarchy.
The following tables present the estimated fair value and the carrying amount of financial instruments not carried at fair value on the consolidated balance sheet at Dec. 31, 2014 and Dec. 31, 2013, by caption on the consolidated balance sheet and by the valuation hierarchy (as described above).

Summary of financial instruments	Dec. 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$96,682	$—	$96,682	$96,682
Interest-bearing deposits with banks	—	19,505	—	19,505	19,495
Federal funds sold and securities purchased under resale agreements	—	20,302	—	20,302	20,302
Securities held-to-maturity	5,063	16,064	—	21,127	20,933
Loans	—	56,840	—	56,840	56,749
Other financial assets	6,970	1,121	—	8,091	8,091
Total	$12,033	$210,514	$—	$222,547	$222,252
Liabilities:
Noninterest-bearing deposits	$—	$104,240	$—	$104,240	$104,240
Interest-bearing deposits	—	160,688	—	160,688	161,629
Federal funds purchased and securities sold under repurchase agreements	—	11,469	—	11,469	11,469
Payables to customers and broker-dealers	—	21,181	—	21,181	21,181
Borrowings	—	956	—	956	956
Long-term debt	—	20,401	—	20,401	19,917
Total	$—	$318,935	$—	$318,935	$319,392

Summary of financial instruments	Dec. 31, 2013
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$104,359	$—	$104,359	$104,359
Interest-bearing deposits with banks	—	35,323	—	35,323	35,300
Federal funds sold and securities purchased under resale agreements	—	9,161	—	9,161	9,161
Securities held-to-maturity	3,268	16,175	—	19,443	19,743
Loans	—	49,316	—	49,316	49,180
Other financial assets	6,460	1,141	—	7,601	7,601
Total	$9,728	$215,475	$—	$225,203	$225,344
Liabilities:
Noninterest-bearing deposits	$—	$95,475	$—	$95,475	$95,475
Interest-bearing deposits	—	165,253	—	165,253	165,654
Federal funds purchased and securities sold under repurchase agreements	—	9,648	—	9,648	9,648
Payables to customers and broker-dealers	—	15,707	—	15,707	15,707
Borrowings	—	919	—	919	919
Long-term debt	—	19,965	—	19,965	19,543
Total	$—	$306,967	$—	$306,967	$306,946

The table below summarizes the carrying amount of the hedged financial instruments, the notional amount of the hedge and the unrealized gain (loss) (estimated fair value) of the derivatives.

Hedged financial instruments	Carrying amount	Notional amount of hedge	Unrealized
(in millions)			Gain	(Loss)
Dec. 31, 2014
Securities available-for-sale	$7,294	$7,045	$4	$(370)
Long-term debt	16,469	16,100	470	(14)
Dec. 31, 2013
Interest-bearing deposits with banks	$1,396	$1,396	$30	$(19)
Securities available-for-sale	5,914	6,647	721	(95)
Long-term debt	15,036	14,755	483	(72)